Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information
Summary of specific financial information related to sales to external customers

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Pork	$1,609	$1,443	$1,332
Commodity Trading and Milling	2,945	2,778	3,022
Marine	956	916	940
Sugar	186	147	188
Power	97	79	97
All Other	16	16	15
Segment/Consolidated Totals	$5,809	$5,379	$5,594

Summary of specific financial information related to operating income (loss)

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Pork	$188	$175	$116
Commodity Trading and Milling	25	38	2
Marine	21	33	19
Sugar	21	(12)	2
Power	9	7	7
All Other	2	2	2
Segment Totals	266	243	148
Corporate	(34)	(21)	(22)
Consolidated Totals	$232	$222	$126

Summary of specific financial information related to income (loss) from affiliates

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Pork	$(10)	$11	$11
Commodity Trading and Milling	7	(10)	(50)
Marine	(7)	1	2
Sugar	1	2	1
Power	6	4	3
Turkey	(4)	73	103
Segment/Consolidated Totals	$(7)	$81	$70

Summary of specific financial information related to depreciation and amortization

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Pork	$69	$56	$44
Commodity Trading and Milling	10	6	5
Marine	24	26	26
Sugar	7	6	8
Power	8	8	8
Segment Totals	118	102	91
Corporate	—	—	—
Consolidated Totals	$118	$102	$91

Summary of specific financial information related to total assets

	December 31,
(Millions of dollars)	2017	2016
Pork	$1,309	$1,157
Commodity Trading and Milling	964	989
Marine	376	314
Sugar	197	166
Power	188	196
Turkey	315	493
All Other	4	6
Segment Totals	3,353	3,321
Corporate	1,808	1,434
Consolidated Totals	$5,161	$4,755

Summary of specific financial information related to investments in and advances to affiliates

	December 31,
(Millions of dollars)	2017	2016
Pork	$231	$175
Commodity Trading and Milling	240	207
Marine	28	33
Sugar	4	4
Power	38	30
Turkey	310	324
Segment/Consolidated Totals	$851	$773

Summary of specific financial information related to capital expenditures

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Pork	$100	$69	$40
Commodity Trading and Milling	15	35	40
Marine	37	19	43
Sugar	20	33	15
Power	1	1	1
Segment Totals	173	157	139
Corporate	—	1	—
Consolidated Totals	$173	$158	$139

Geographic summary of net sales based on the location of product delivery

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Caribbean, Central and South America	$2,295	$1,990	$2,112
Africa	1,483	1,572	1,606
United States	1,271	1,161	1,135
Pacific Basin and Far East	393	309	357
Canada/Mexico	238	236	242
Europe	99	40	71
All other	30	71	71
Totals	$5,809	$5,379	$5,594

Geographic summary of the entity's long-lived assets according to their physical location and primary port for the vessels

	December 31,
(Millions of dollars)	2017	2016
United States	$784	$713
Dominican Republic	114	122
Argentina	73	67
All other	115	106
Totals	$1,086	$1,008